Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

12.Leases

Operating leases of the Group mainly include leases of offices, retail stores, delivery and servicing centers.

The components of lease expenses were as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Lease cost
Operating lease cost	451,723	722,947	839,188
Short Term lease cost	111,488	161,382	299,482
Total lease cost	563,211	884,329	1,138,670

12.Leases (Continued)

Operating lease cost was recognized as rental expenses in combined and consolidated statements of operations on a straight-line basis over the lease term. For the years ended December 31, 2022,2023 and 2024, there is no sublease income recognized in the combined and consolidated financial statements of the Group.

For the years ended December 31, 2022, 2023 and 2024, the Group entered into several lease contracts with variable lease payments subject to consumer indexes from 3 years to 10 years. The lease payments are not remeasured on the adjustment date, the effect of future increases in consumer indexes are recognized as part of lease-related costs in each year and classified as variable lease costs. The variable lease costs were nil, RMB14,283 and RMB18,476 for the years ended December 31, 2022, 2023 and 2024, respectively.

The Group early terminated some lease agreements relating to delivery centers and offices for the year ended December 31, 2024. The relevant right-of-use assets, at the carrying amount totalled at RMB49,207 and the corresponding operating lease liabilities totalled at RMB59,228 were derecognized, which resulted in a recognized gain of RMB10,021 in other operating income, net.

Supplemental cash flows information related to leases was as follows:

	Year ended December 31,
	2023	2024
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	703,282	849,772
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	1,006,598	437,408

Supplemental balance sheet information related to leases was as follows (in thousands, except lease terms and discount rate):

	As of December 31,
	2023	2024
	RMB	RMB
Operating Leases
Operating lease right-of-use assets, net	2,443,545	2,142,879
Total operating lease assets	2,443,545	2,142,879
Operating lease liabilities, current	665,481	670,678
Operating lease liabilities, non-current	1,807,159	1,491,486
Total operating lease liabilities	2,472,640	2,162,164

	As of December 31,
	2023	2024
Weighted-average remaining lease term
Operating leases	4.9 years	4.5 years
Weighted-average discount rate
Operating leases	3.7%	3.6%

12.Leases (Continued)

Maturities of lease liabilities were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Within one year	729,220	751,953
Within a period of more than one year but not more than two years	550,722	515,323
Within a period of more than two years but not more than three years	417,893	311,367
Within a period of more than three years but not more than four years	295,985	229,563
Within a period of more than four years but not more than five years	228,292	153,819
More than five years	574,924	423,949
Total lease commitment	2,797,036	2,385,974
Less: Imputed interest	(324,396)	(223,810)
Total operating lease liabilities	2,472,640	2,162,164
Less: Current operating lease liabilities	(665,481)	(670,678)
Long-term operating lease liabilities	1,807,159	1,491,486

As of December 31, 2024, the Group did not have any lease contracts whose leases had not yet commenced. Under ASC 842, land use rights agreements are also considered as operating lease contracts. See Note 11 for separate disclosures related to land use right.